Note 15 - Stock-based Compensation - Options Exercised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options exercised (in shares)	425,477
Aggregate fair value	$ 21,583	$ 11,510
Share-based Payment Arrangement, Option [Member]
Number of options exercised (in shares)	425,477
Aggregate fair value	$ 70,758
Intrinsic value	49,175
Amount of cash received	$ 21,583